Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (57,798)	$ (7,756)	$ (65,554)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		7,756	49,954
Due to affiliate			15,600
Net cash used in operating activities
Cash flows from financing activities:
Net change in Cash
Cash, beginning of period
Cash, end of period
Cantor Equity Partners, Inc.
Cash flows from operating activities:
Net income (loss)	2,056,168			3,252,415	$ 440,901	$ 1,537,791	$ (252,866)
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by related party				485,580		87,517
Interest income on investments held in Trust Account	(1,132,342)			(3,404,414)	(627,245)	(1,881,736)
Change in fair value of forward sale securities	(1,559,663)			(1,559,663)
Changes in operating assets and liabilities:
Deferred offering costs							190,800
Prepaid expenses				95,043	(220,000)	122,105
Receivable from related party				(11,200)
Other assets				139,799	(189,848)
Accrued expenses				1,002,344	2,146	(3,263)	28,559
Payable to related party					456,452
Net cash used in operating activities				(96)	(137,594)	(137,586)	(33,507)
Cash flows from investing activities:
Maturity of available-for-sale debt securities held in Trust Account				206,389,300
Cash deposited in Trust Account						(9)
Purchase of available-for-sale debt securities held in Trust Account				(206,389,204)	(99,999,991)	(99,999,991)
Net cash provided by (used in) investing activities				96	(99,999,991)	(100,000,000)
Cash flows from financing activities:
Proceeds received from initial public offering					100,000,000	100,000,000
Proceeds received from private placement					3,000,000	3,000,000
Offering costs paid					(2,369,200)	(2,369,200)
Deferred offering costs paid by related party					(41,768)	(41,768)
Payment on Note payable – related party					(182,434)
Proceeds from Note payable – related party				571,343		150,558	33,507
Payment on Payable to related party				(571,343)		(577,004)
Net cash provided by financing activities					100,406,598	100,162,586	33,507
Net change in Cash					269,013	25,000
Cash, beginning of period				25,000
Cash, end of period	$ 25,000		$ 25,000	$ 25,000	$ 269,013	$ 25,000